Stock based compensation (Details 3)	12 Months Ended
	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2013 $ / shares shares		Dec. 31, 2013 € / shares shares	Dec. 31, 2012 $ / shares shares		Dec. 31, 2012 € / shares shares	Dec. 31, 2011 $ / shares shares		Dec. 31, 2011 € / shares shares
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of shares | shares	255,000	255,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	1 year 8 months 8 days
Warrants Outstanding, Weighted Average Exercise Price		€ 4.17
Warrants Outstanding, Weighted Average Intrinsic Value		€ 9.94
Warrants Exercisable, Number of shares | shares	255,000	255,000
Warrants Exercisable, Weighted Average Exercise Price		€ 4.17
Warrants Exercisable, Weighted Average Intrinsic Value		9.94
Warrant One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		4.58
Warrant One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 0
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of shares | shares	2,200,000	2,200,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	3 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price		€ 5.70
Warrants Outstanding, Weighted Average Intrinsic Value		€ 8.41
Warrants Exercisable, Number of shares | shares	2,200,000	2,200,000
Warrants Exercisable, Weighted Average Exercise Price		€ 5.70
Warrants Exercisable, Weighted Average Intrinsic Value		8.41
Warrant Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		6.57
Warrant Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 5.44
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of shares | shares	1,100,000	1,100,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	3 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price		€ 8.42
Warrants Outstanding, Weighted Average Intrinsic Value		€ 5.69
Warrants Exercisable, Number of shares | shares	1,100,000	1,100,000
Warrants Exercisable, Weighted Average Exercise Price		€ 8.42
Warrants Exercisable, Weighted Average Intrinsic Value		5.69
Warrant Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		8.52
Warrant Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 6.58
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of shares | shares	3,853,000	3,853,000	4,050,000		4,050,000	4,100,000		4,100,000	900,000		900,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	3 years 1 month 17 days
Warrants Outstanding, Weighted Average Exercise Price | (per share)	$ 8.86 [1]	€ 6.76	$ 8.14	[1]	€ 6.21	$ 8.12	[1]	€ 6.18	$ 6.89	[1]	€ 4.85
Warrants Outstanding, Weighted Average Intrinsic Value		€ 7.33
Warrants Exercisable, Number of shares | shares	3,600,000	3,600,000
Warrants Exercisable, Weighted Average Exercise Price		€ 6.43
Warrants Exercisable, Weighted Average Intrinsic Value		€ 7.68
Warrent Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of shares | shares	298,000	298,000
Warrants Outstanding, Weighted average remaining contractual life (in years)	3 years 7 months 13 days
Warrants Outstanding, Weighted Average Exercise Price		€ 10.94
Warrants Outstanding, Weighted Average Intrinsic Value		3.17
Warrent Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		10.94
Warrent Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price		€ 8.52

[1]	Historical exchange rate at date of grant